Property, Plant and Equipment (Details) (USD $)	12 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended			12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Oct. 01, 2011 Mexico ham boning and processing plant	Dec. 31, 2012 Mexico ham boning and processing plant	Dec. 31, 2012 Land and improvements	Dec. 31, 2011 Land and improvements	Dec. 31, 2012 Land and improvements Minimum	Dec. 31, 2012 Land and improvements Maximum	Dec. 31, 2012 Buildings and improvements	Dec. 31, 2011 Buildings and improvements	Dec. 31, 2012 Machinery and equipment	Dec. 31, 2011 Machinery and equipment	Dec. 31, 2012 Machinery and equipment Minimum	Dec. 31, 2012 Machinery and equipment Maximum	Dec. 31, 2012 Vessels and vehicles	Dec. 31, 2011 Vessels and vehicles	Dec. 31, 2012 Vessels and vehicles Minimum	Dec. 31, 2012 Vessels and vehicles Maximum	Dec. 31, 2012 Office furniture and fixtures	Dec. 31, 2011 Office furniture and fixtures	Dec. 31, 2012 Construction in progress	Dec. 31, 2011 Construction in progress
Property, plant and equipment
Useful Lives			3 years	30 years					0 years	15 years	30 years				3 years	20 years			3 years	18 years	5 years
Gross property, plant and equipment	$ 1,656,508,000	$ 1,744,356,000					$ 186,971,000	$ 173,517,000			$ 384,535,000	$ 376,659,000	$ 942,631,000	$ 794,435,000			$ 157,368,000	$ 147,125,000			$ 29,972,000	$ 28,376,000	$ 42,879,000	$ 136,396,000
Accumulated depreciation and amortization	(859,686,000)	(900,477,000)
Net property, plant and equipment	796,822,000	843,879,000				3,666,000
Period of plant operation						2 years
Impairment charge	5,600,000				5,600,000
Impairment charge offset by reduction to noncontrolling interest					1,830,000
Total impact on net earnings attributable to Seaboard, net of taxes					$ 2,300,000